Digital assets (Tables)	12 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of summaries of digital assets

The table below summarizes the digital assets shown on the Company’s consolidated balance sheets as of June 30, 2026:

Digital assets	Quantity	Cost Basis	Carrying Value	Unrealized gain (loss) on digital assets
Stablecoins – Frax USD	35,380,585	$35,380,600	$35,380,600	$-
Cryptocurrencies – Solana	12,762	$2,462,194	$928,733	$(1,533,461)
Cryptocurrencies – Pump	216,849,817	$1,587,762	$302,072	$(1,285,690)
Total	252,243,164	$39,430,556	$36,611,405	$(2,819,151)

Schedule of quoted price of crypto asset

The table below shows the quoted prices for each digital asset on the active exchange as of June 30, 2026:

Digital assets	Market Price
Stablecoins – Frax USD	$1
Cryptocurrencies – Solana	$72.77
Cryptocurrencies – Pump	$0.001393